RECLAMATION AND ENVIRONMENTAL OBLIGATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
RECLAMATION AND ENVIRONMENTAL OBLIGATION
Schedule of changes to reclamation and environmental obligation

	December 31, 2025
	(Unaudited)	June 30, 2025
Balance at beginning of period	$—	$2,000
Settlement	—	(2,000)
Balance at end of period	$—	$—

	2025	2024
Balance at beginning of year	$2,000	$16,628
Settlement	(2,000)	(14,428)
Balance at end of year	$—	$2,000